ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2016
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations

Aggregate carrying amounts of asset retirement obligations are as follows (thousands):

	March 31,	December 31,
	2016	2015
Asset retirement obligation at beginning of period	$55,215	$53,754
Liabilities incurred	—	1,802
Liabilities settled	(413)	(3,028)
Accretion expense	665	3,324
Change in cash flow estimate	(854)	(637)
Asset retirement obligation at end of period	$54,613	$55,215